UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  5/31/10

Item 1.  Schedule of Investments.

Saratoga Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 99.9%
	ADVERTISING - 3.5%
15,000	Omnicom Group, Inc.	$ 569,250

	AEROSPACE/DEFENSE - 2.2%
5,000	Goodrich Corp.	347,000

	BANKS - 3.3%
3,650	Goldman Sachs Group, Inc. (The)	526,549

	CHEMICALS - 1.8%
4,800	FMC Corp.	290,640

	COMMERCIAL SERVICES - 2.4%
18,200	Quanta Services, Inc. *	377,286

	ENGINEERING & CONSTRUCTION - 4.0%
32,500	Chicago Bridge & Iron Co. NV *	645,775

	ENTERTAINMENT - 7.3%
10,900	Bally Technologies, Inc. *	463,250
36,600	International Game Technology	716,262
		1,179,512
	HEALTHCARE-PRODUCTS - 10.0%
9,800	Baxter International, Inc.	413,854
5,600	Becton Dickinson and Co.	399,280
7,200	Covidien PLC	305,208
12,500	Medtronic, Inc.	489,750
		1,608,092
	INSURANCE - 17.1%
19,400	Allstate Corp. (The)	594,222
21,700	Axis Capital Holdings, Ltd.	659,680
10,200	MetLife, Inc.	412,998
11,850	Reinsurance Group of America, Inc.	556,595
10,700	Travelers Cos, Inc. (The)	529,329
		2,752,824
	LODGING - 2.1%
14,100	Wyndham Worldwide Corp.	332,760

	OIL & GAS - 3.1%
7,800	Devon Energy Corp.	498,030

	OIL & GAS SERVICES - 14.0%
14,400	Baker Hughes, Inc.	549,216
14,500	Cameron International Corp. *	524,900
21,600	Halliburton Co.	536,328
11,300	Schlumberger Ltd.	634,495
		2,244,939
	PHARMACEUTICALS - 3.6%
12,200	Abbott Laboratories	580,232

	RETAIL - 3.6%
16,800	CVS Caremark Corp.	581,784

	SOFTWARE - 14.3%
65,800	Activision Blizzard, Inc.	707,350
29,900	CA, Inc.	605,475
17,900	Fidelity National Information Services, Inc.	492,608
18,700	Microsoft Corp.	482,460
		2,287,893
	TELECOMMUNICATIONS - 4.5%
41,800	Corning, Inc.	728,574

	TOYS/GAMES/HOBBIES - 3.1%
12,400	Hasbro, Inc.	497,860

	TOTAL COMMON STOCK (Cost - $15,186,840)	16,049,000

	SHORT-TERM INVESTMENTS - 0.4%
59,657	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	59,657
	(Cost - $59,657)

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.8%
768,617	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $768,621 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $768,617)	768,617

	TOTAL INVESTMENTS - 105.1% (Cost - $16,015,114)(a)	$ 16,877,274
	OTHER LIABILITIES LESS ASSETS - (5.1)%	(822,769)
	NET ASSETS - 100.0%	$ 16,054,505

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,496,671
	Unrealized depreciation:	(634,511)
	Net unrealized appreciation:	$ 862,160

Saratoga Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 99.9%
	AUTO MANUFACTURERS - 3.4%
74,028	Ford Motor Co. *	$ 868,349

	AUTO PARTS & EQUIPMENT - 2.7%
24,625	Johnson Controls, Inc.	702,551

	BEVERAGES - 3.4%
23,440	Dr Pepper Snapple Group, Inc.	887,438

	COMMERCIAL SERVICES - 3.0%
10,563	Visa, Inc. - Cl. A	765,395

	COMPUTERS - 15.6%
8,032	Apple, Inc. *	2,065,509
18,573	Cognizant Technology Solutions Corp. - Cl. A *	929,393
27,074	NetApp, Inc. *	1,020,148
		4,015,050
	COSMETICS/PERSONAL CARE - 1.7%
7,552	Estee Lauder Cos, Inc. (The)	440,055

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
25,036	American Express Co.	998,185

	HEALTHCARE-PRODUCTS - 1.9%
1,556	Intuitive Surgical, Inc. *	502,230

	INTERNET - 17.1%
17,133	Akamai Technologies, Inc. *	680,523
8,466	Amazon.com, Inc. *	1,062,144
11,894	F5 Networks, Inc. *	836,505
1,215	Google, Inc. - Cl. A *	589,494
8,367	NetFlix, Inc. *	929,992
1,588	priceline.com, Inc. *	303,562
		4,402,220
	LODGING - 2.5%
14,045	Starwood Hotels & Resorts Worldwide, Inc.	649,581

	MACHINERY-DIVERSIFIED - 2.5%
11,200	Deere & Co.	646,016

	MEDIA - 2.3%
15,442	Discovery Communications, Inc. *	581,546

	METAL FABRICATE/HARDWARE - 3.4%
7,546	Precision Castparts Corp.	880,618

	MISCELLANEOUS MANUFACTURING - 2.4%
10,119	Parker Hannifin Corp.	621,914

	OIL & GAS SERVICES - 2.9%
12,990	FMC Technologies, Inc. *	755,369

	PHARMACEUTICALS - 7.7%
7,890	Express Scripts, Inc. *	793,734
31,804	Mylan, Inc. *	618,270
9,574	Perrigo Co.	568,791
		1,980,795
	RETAIL - 5.5%
8,020	Dollar Tree, Inc. *	501,972
35,227	Starbucks Corp.	912,027
		1,413,999
	SEMICONDUCTORS - 10.1%
24,821	Broadcom Corp.	856,821
13,629	Cree, Inc. *	904,557
38,988	Intel Corp.	835,123
		2,596,501
	SOFTWARE - 5.2%
15,634	Salesforce.com, Inc. *	1,352,810

	TRANSPORTATION - 2.7%
10,932	United Parcel Service, Inc. - Cl. B	686,092

	TOTAL COMMON STOCK (Cost - $22,656,842)	25,746,714

	SHORT-TERM INVESTMENTS - 0.2%
40,470	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	40,470
	(Cost - $40,470)

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.2%
558,829	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $558,832 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $558,829)	558,829

	TOTAL INVESTMENTS - 102.3% (Cost - $23,256,141)(a)	$ 26,346,013
	OTHER LIABILITIES LESS ASSETS - (2.3)%	(591,384)
	NET ASSETS - 100.0%	$ 25,754,629

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,840,032
	Unrealized depreciation:	(750,160)
	Net unrealized appreciation:	$ 3,089,872

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 97.3%
	AUTO PARTS & EQUIPMENT - 2.9%
2,575	Autoliv, Inc. *	$ 122,312
7,475	Tenneco, Inc. *	165,646
2,750	WABCO Holdings, Inc. *	83,600
		371,558
	BANKS - 4.1%
15,125	Associated Banc-Corp	203,129
24,775	Fifth Third Bancorp	321,827
		524,956
	CAPITAL MARKETS - 1.5%
10,600	TD Ameritrade Holding Corp. *	187,938

	CHEMICALS - 3.3%
5,800	Cabot Corp.	162,458
9,250	Celanese Corp.	265,197
		427,655
	COMMERCIAL SERVICES - 4.2%
5,625	Avery Dennison Corp.	192,262
10,125	RR Donnelley & Sons Co.	193,995
3,300	Towers Watson & Co.	151,800
		538,057
	COMMUNICATIONS EQUIPMENT - 1.4%
6,125	NICE Systems Ltd. - ADR *	182,648

	COMPUTERS - 1.7%
14,450	Seagate Technology *	221,952

	DISTRIBUTION/WHOLESALE - 1.4%
4,800	WESCO International, Inc. *	179,520

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
8,975	Discover Financial Services	120,714
32,075	MF Global Holdings Ltd. *	246,978
		367,692
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
13,700	GrafTech International Ltd. *	227,557
7,950	Molex, Inc.	168,381
		395,938
	ELECTRONICS - 1.0%
19,625	Flextronics International Ltd. *	128,740

	ENERGY EQUIPMENT - 2.8%
4,000	Dresser-Rand Group, Inc. *	127,320
10,475	Superior Energy Services, Inc. *	227,936
		355,256
	ENGINEERING & CONSTRUCTION - 1.0%
5,650	McDermott International, Inc. *	125,317

	ENTERTAINMENT - 2.0%
6,050	Bally Technologies, Inc. *	257,125

	FOOD - 1.2%
2,625	Ralcorp Holdings, Inc. *	157,684

	FOREST PRODUCTS & PAPER - 0.7%
2,150	Weyerhaeuser Co.	91,547

	HAND/MACHINE TOOLS - 0.9%
4,050	Kennametal, Inc.	114,251

	HEALTHCARE-PRODUCTS - 2.1%
4,800	Zimmer Holdings, Inc. *	268,464

	HEALTHCARE-SERVICES - 1.8%
3,625	DaVita, Inc. *	229,934

	HOUSEHOLD PRODUCTS - 1.2%
2,775	Energizer Holdings, Inc. *	155,927

	HOUSEHOLD PRODUCTS/WARES - 2.5%
2,750	Fortune Brands, Inc.	130,487
6,600	Jarden Corp.	192,126
		322,613
	INSURANCE - 5.4%
4,100	Reinsurance Group of America, Inc.	192,577
5,550	Willis Group Holdings PLC	169,941
19,200	XL Capital Ltd.	338,112
		700,630
	INVESTMENT COMPANIES - 2.1%
25,425	Apollo Investment Corp.	265,183

	IT SERVICES - 1.4%
6,500	Amdocs Ltd. *	185,250

	LIFE SCIENCE TOOLS - 1.6%
3,900	Thermo Fisher Scientific, Inc. *	203,034

	MACHINERY-DIVERSIFIED - 1.4%
1,875	Flowserve Corp.	178,312

	MEDIA - 1.6%
5,575	Omnicom Group, Inc.	211,571

	MINING - 0.8%
11,050	Thompson Creek Metals Co., Inc. *	108,843

	MISCELLANEOUS MANUFACTURING - 5.3%
11,575	Actuant Corp.	234,046
7,250	Barnes Group, Inc.	135,720
4,050	Cooper Industries PLC	190,229
2,025	SPX Corp.	119,678
		679,673
	OIL & GAS - 2.6%
3,075	Concho Resources, Inc. *	160,054
3,900	Range Resources Corp.	175,305
		335,359
	OIL & GAS SERVICES - 0.6%
5,050	Weatherford International Ltd. *	71,306

	PACKAGING & CONTAINERS - 4.7%
9,825	Owens-Illinois, Inc. *	297,992
7,500	Packaging Corp. of America	166,050
4,811	Pactiv Corp. *	137,498
		601,540
	PIPELINES - 1.5%
17,575	El Paso Corp.	199,300

	REITS - 4.9%
10,825	Annaly Capital Management, Inc.	183,592
14,802	DiamondRock Hospitality Co. *	135,290
13,223	Host Hotels & Resorts, Inc.	188,560
5,500	LaSalle Hotel Properties	123,750
		631,192
	RETAIL - 8.6%
3,525	Best Buy Co., Inc.	148,931
8,425	Collective Brands, Inc. *	188,551
3,000	Darden Restaurants, Inc.	128,700
4,100	GameStop Corp. - Cl. A *	93,439
4,975	Gymboree Corp. *	221,785
8,050	Macy's, Inc.	178,791
2,725	Phillips-Van Heusen Corp.	149,139
		1,109,336
	SAVINGS & LOANS - 1.5%
13,370	People's United Financial, Inc.	186,779

	SEMICONDUCTORS - 2.2%
6,575	Altera Corp.	154,973
8,350	Skyworks Solutions, Inc. *	133,016
		287,989
	SOFTWARE - 2.8%
21,225	Nuance Communications, Inc. *	361,568

	TELECOMMUNICATIONS - 4.6%
7,675	CommScope, Inc. *	216,435
4,950	Polycom, Inc. *	148,649
11,475	Syniverse Holdings, Inc. *	227,090
		592,174

	TOTAL COMMON STOCK (Cost - $11,226,406)	12,513,811

	SHORT-TERM INVESTMENTS - 2.8%
364,302	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	364,302
	(Cost - $364,302)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.1%
7,700	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $7,700 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $7,700)	7,700

	TOTAL INVESTMENTS - 100.2% (Cost - $11,598,408)	$ 12,885,813
	OTHER LIABILITIES LESS ASSETS - (0.2)%	(9,236)
	NET ASSETS - 100.0%	$ 12,868,886

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,528,835
	Unrealized depreciation:	(241,430)
	Net unrealized appreciation:	$ 1,287,405

Saratoga Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 90.6%
	APPAREL - 2.5%
3,500	Carter's, Inc. *	$ 106,960
2,600	Hanesbrands, Inc. *	70,928
		177,888
	AUTO PARTS & EQUIPMENT - 1.5%
2,900	BorgWarner, Inc. *	108,054

	BANKS - 8.5%
6,700	First Midwest Bancorp, Inc.	92,929
7,900	Glacier Bancorp, Inc.	125,294
12,600	National Penn Bancshares, Inc.	88,074
3,900	Prosperity Bancshares, Inc.	140,556
6,800	Trustmark Corp.	152,116
		598,969
	CHEMICALS - 2.1%
7,400	RPM International, Inc.	146,594

	COMMERCIAL SERVICES - 3.2%
1,800	MAXIMUS, Inc.	107,820
2,500	Towers Watson & Co.	115,000
		222,820
	COMPUTERS - 4.4%
31,900	Brocade Communications Systems, Inc. *	173,855
10,000	Netscout Systems, Inc. *	135,300
		309,155
	DISTRIBUTION/WHOLESALE - 2.3%
5,400	Owens & Minor, Inc.	161,298

	ELECTRIC - 6.0%
6,300	Cleco Corp.	166,761
7,400	Portland General Electric Co.	139,934
5,200	Westar Energy, Inc.	114,400
		421,095
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
3,300	General Cable Corp. *	102,828

	ENGINEERING & CONSTRUCTION - 4.4%
3,900	Chicago Bridge & Iron Co. NV *	77,493
2,800	EMCOR Group, Inc. *	69,916
7,200	Tutor Perini Corp. *	160,560
		307,969
	FOOD - 4.2%
3,100	J&J Snack Foods Corp.	137,733
3,500	TreeHouse Foods, Inc. *	161,350
		299,083
	HEALTHCARE-PRODUCTS - 4.2%
2,800	Teleflex, Inc.	157,024
3,500	West Pharmaceutical Services, Inc.	137,725
		294,749
	HEALTHCARE-SERVICES - 1.0%
1,800	Magellan Health Services, Inc. *	73,242

	INSURANCE - 5.4%
5,100	Argo Group International Holdings Ltd.	154,122
6,100	Aspen Insurance Holdings Ltd.	154,086
3,400	Protective Life Corp.	73,168
		381,376
	MACHINERY-DIVERSIFIED - 1.0%
1,600	Wabtec Corp.	69,360

	MISCELLANEOUS MANUFACTURING - 7.3%
3,000	AO Smith Corp.	139,860
4,000	Aptargroup, Inc.	159,440
3,700	Barnes Group, Inc.	69,264
3,100	Brink's Co. (The)	70,277
2,200	Crane Co.	71,566
		510,407
	OIL & GAS - 1.5%
3,500	Comstock Resources, Inc. *	104,440

	OIL & GAS SERVICES - 1.8%
2,800	Exterran Holdings, Inc. *	71,400
1,400	Oil States International, Inc. *	54,656
		126,056
	REITS - 7.8%
4,100	Corporate Office Properties Trust SBI MD	155,431
3,200	LaSalle Hotel Properties	72,000
7,500	Senior Housing Properties Trust	156,300
3,900	Tanger Factory Outlet Centers	162,318
		546,049
	RETAIL - 7.7%
3,700	BJ's Wholesale Club, Inc. *	148,259
1,100	Buckle, Inc. (The)	39,105
3,000	Childrens Place Retail Stores, Inc. (The) *	141,390
3,900	Dick's Sporting Goods, Inc. *	111,189
4,600	Jack in the Box, Inc. *	103,224
		543,167
	SAVINGS & LOANS - 5.8%
9,700	Astoria Financial Corp.	144,336
10,300	First Niagara Financial Group, Inc.	136,063
7,400	Washington Federal, Inc.	127,872
		408,271
	SOFTWARE - 1.6%
4,200	JDA Software Group, Inc. *	112,224

	TRANSPORTATION - 4.9%
3,800	Arkansas Best Corp.	88,882
3,100	Bristow Group, Inc. *	100,750
3,100	Genesee & Wyoming, Inc. *	111,569
1,200	Old Dominion Freight Line, Inc. *	42,768
		343,969

	TOTAL COMMON STOCK (Cost - $5,467,356)	6,369,063

	SHORT-TERM INVESTMENTS - 9.3%
652,721	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	652,721
	(Cost - $652,721)

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.3%
92,245	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $92,246 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $92,245)	92,245

	TOTAL INVESTMENTS - 101.2% (Cost - $6,212,322)	$ 7,114,029
	OTHER LIABILITIES LESS ASSETS - (1.2)%	(81,045)
	NET ASSETS - 100.0%	$ 7,032,984

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,032,156
	Unrealized depreciation:	(130,449)
	Net unrealized appreciation:	$ 901,707

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 98.2%
	AGRICULTURE - 5.4%
3,300	British American Tobacco PLC		$ 97,099
80,300	China Green Holdings Ltd/Bermuda		80,478
2,700	Philip Morris International, Inc.		119,124
			296,701
	APPAREL - 1.7%
30,700	Yue Yuen Industrial Holdings Ltd.		92,907

	BANKS - 8.8%
13,600	Bank of Cyprus Public Co. Ltd.		63,595
3,040	BNP Paribas		86,792
5,800	DBS Group Holdings Ltd.		57,189
1,470	DBS Group Holdings Ltd. - ADR		57,374
2,200	Qatar National Bank SAQ		77,977
3,100	Standard Chartered PLC		73,092
1,500	Sumitomo Mitsui Financial Group, Inc.		44,637
9,980	Sumitomo Mitsui Financial Group, Inc. - ADR		29,641
			490,297
	BEVERAGES - 1.1%
319,000	Thai Beverage PCL		61,346

	BUILDING MATERIALS - 1.4%
3,300	CRH PLC		74,778

	CHEMICALS - 2.7%
3,500	Industries Qatar		92,023
1,250	K+S AG		56,890
			148,913
	COMMERCIAL SERVICES - 5.0%
57,700	Hays PLC		83,959
208,400	Zhejiang Expressway Co. Ltd.		190,916
			274,875
	COMPUTERS - 1.0%
900	Wincor Nixdorf AG		53,854

	COSMETICS/PERSONAL CARE - 2.0%
5,700	Shiseido Co. Ltd.		108,783

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
1,830	ASX Ltd.		48,100
16,640	ICAP PLC		92,806
			140,906
	ELECTRONICS - 0.6%
6,000	Venture Corp. Ltd.		35,983

	ENGINEERING & CONSTRUCTION - 7.1%
19,260	Cardno Ltd.		62,552
35,500	Carillion PLC		161,449
32,200	Raubex Group Ltd.		91,673
3,600	WorleyParsons Ltd.		75,671
			391,345
	ENTERTAINMENT - 4.3%
56,400	Ladbrokes PLC		114,758
3,400	OPAP SA		51,878
1,700	Sankyo Co. Ltd.		73,574
			240,210
	FOOD - 3.6%
2,590	Danone		133,163
1,200	Nutreco Holding NV		65,214
			198,377
	HOME BUILDERS - 1.0%
6,000	Daiwa House Industry Co. Ltd.		57,477

	INSURANCE - 3.4%
3,240	AXA SA		53,460
13,000	NKSJ Holdings, Inc. *		79,747
2,200	Power Corp. of Canada/Canada		57,730
			190,937
	INVESTMENT COMPANIES - 3.6%
2,070	Eurazeo		125,064
21,810	Man Group PLC		73,126
			198,190
	LODGING - 2.0%
5,600	Kangwon Land, Inc.		78,516
276,000	NagaCorp Ltd.		32,761
			111,277
	MACHINERY-DIVERSIFIED - 4.1%
2,500	Fuji Machine Manufacturing Co. Ltd.		42,595
1,370	Pfeiffer Vacuum Technology AG		96,274
4,910	Tognum AG		89,841
			228,710
	MEDIA - 3.1%
24,000	Television Broadcasts Ltd.		104,497
3,110	Vivendi SA		67,447
			171,944
	MINING - 4.2%
6,000	Impala Platinum Holdings Ltd.		152,069
3,500	Vale SA		80,675
			232,744
	MISCELLANEOUS MANUFACTURING - 1.9%
8,300	Aalberts Industries NV		102,739

	OFFICE/BUSINESS EQUIPMENT - 3.4%
2,500	Canon, Inc.		102,311
1,200	Neopost SA		86,984
			189,295
	OIL & GAS - 5.0%
81,000	PetroChina Co. Ltd.		88,326
3,200	Royal Dutch Shell PLC		84,135
2,200	Total SA		102,769
			275,230
	OIL & GAS SERVICES - 1.1%
3,900	SBM Offshore NV		62,532

	PHARMACEUTICALS - 4.9%
10,700	China Shineway Pharmaceutical Group Ltd.		33,097
1,130	Roche Holding AG		38,759
2,500	Sanofi-Aventis SA		74,775
3,900	Santen Pharmaceutical Co. Ltd.		127,190
			273,821
	RETAIL - 3.2%
18,103	Esprit Holdings Ltd.		102,193
58,200	Game Group PLC		77,071
			179,264
	SEMICONDUCTORS - 2.3%
1,200	Rohm Co. Ltd.		76,127
5,500	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		53,625
			129,752
	TELECOMMUNICATIONS - 3.1%
5,140	Nokia OYJ		52,017
5,940	Vodafone Group PLC		119,394
			171,411
	TOYS/GAMES/HOBBIES - 1.9%
300	Nintendo Co. Ltd.		87,334
570	Nintendo Co. Ltd. - ADR		20,777
			108,111
	TRANSPORTATION - 1.5%
3,380	TNT NV		85,295

	WATER - 1.3%
4,100	Suez Environment Co.		71,320

	TOTAL COMMON STOCK (Cost - $6,142,620)		5,449,324

	SHORT-TERM INVESTMENTS - 0.2%
13,531	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010		13,531
	(Cost - $13,531)

	TOTAL INVESTMENTS - 98.5% (Cost - $6,156,148)(a)		$ 5,462,855
	OTHER ASSETS LESS LIABILITIES - 1.5%		84,929
	NET ASSETS - 100.0%		$ 5,547,784

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	90,010
		Unrealized depreciation:	(783,306)
		Net unrealized appreciation:	(693,296)

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 96.7%
	ADVERTISING - 1.9%
12,000	inVentiv Health, Inc. *	$ 299,760

	BIOTECHNOLOGY - 10.8%
16,200	Amgen, Inc. *	838,836
12,800	Biogen Idec, Inc. *	607,104
5,100	Genzyme Corp. *	248,115
		1,694,055
	ELECTRONICS - 5.0%
11,400	Waters Corp. *	780,216

	HEALTHCARE-PRODUCTS - 11.7%
8,400	Affymetrix, Inc. *	55,020
31,300	Boston Scientific Corp. *	189,365
14,600	CareFusion Corp. *	371,132
10,800	Johnson & Johnson	629,640
8,900	Medtronic, Inc.	348,702
4,200	Techne Corp.	254,310
		1,848,169
	HEALTHCARE-SERVICES - 11.5%
15,800	Centene Corp. *	360,556
13,750	Molina Healthcare, Inc. *	378,400
24,500	UnitedHealth Group, Inc.	712,215
7,000	WellPoint, Inc. *	359,100
		1,810,271
	PHARMACEUTICALS - 55.8%
41,800	AmerisourceBergen Corp.	1,307,504
15,000	AstraZeneca PLC	633,750
18,700	Cardinal Health, Inc.	644,963
23,806	Corcept Therapeutics, Inc. *	76,893
16,500	Eli Lilly & Co.	541,035
19,700	GlaxoSmithKline PLC	659,162
42,000	King Pharmaceuticals, Inc. *	364,140
9,000	McKesson Corp.	630,000
8,200	Medicis Pharmaceutical Corp.	190,158
14,500	Novartis AG	652,645
20,000	Par Pharmaceutical Cos, Inc. *	555,200
35,500	Pfizer, Inc.	540,665
34,726	PharMerica Corp. *	569,507
22,300	Sanofi-Aventis SA	666,993
12,300	Teva Pharmaceutical Industries Ltd.	674,286
1,600	Watson Pharmaceuticals, Inc. *	70,656
		8,777,557

	TOTAL COMMON STOCK (Cost - $15,122,850)	15,210,028

	SHORT-TERM INVESTMENTS - 2.3%
363,085	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	363,085
	(Cost - $363,085)

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.9%
1,079,724	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $1,079,730 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,079,724)	1,079,724

	TOTAL INVESTMENTS - 105.9% (Cost - $16,565,659)(a)	$ 16,652,837
	OTHER LIABILITIES LESS ASSETS - (5.9)%	(927,235)
	NET ASSETS - 100.0%	$ 15,725,602

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,335,970
	Unrealized depreciation:	(2,248,792)
	Net unrealized appreciation:	$ 87,178

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 93.8%
	BIOTECHNOLOGY - 2.8%
4,420	Alexion Pharmaceuticals, Inc. *	$ 221,133
5,210	Illumina, Inc. *	219,028
		440,161
	COMMERCIAL SERVICES - 1.7%
7,600	SuccessFactors, Inc. *	169,176
1,400	Visa, Inc. - Cl. A	101,444
		270,620
	COMPUTERS - 18.3%
3,250	Apple, Inc. *	835,770
8,790	Cognizant Technology Solutions Corp. - Cl. A *	439,852
43,200	EMC Corp. *	804,384
13,140	Isilon Systems, Inc. *	179,492
9,032	NetApp, Inc. *	340,326
5,760	SanDisk Corp. *	268,531
		2,868,355
	ELECTRONICS - 1.6%
5,968	Amphenol Corp.	253,043

	HEALTHCARE-PRODUCTS - 4.7%
1,940	HeartWare International, Inc. *	114,751
814	Intuitive Surgical, Inc. *	262,735
6,600	Thoratec Corp. *	289,542
3,300	Volcano Corp. *	73,227
		740,255
	INTERNET - 12.4%
2,930	Amazon.com, Inc. *	367,598
2,350	Baidu, Inc. - ADR *	172,043
4,338	Ctrip.com International Ltd. - ADR *	170,874
3,230	Equinix, Inc. *	297,192
5,690	F5 Networks, Inc. *	400,178
9,890	GSI Commerce, Inc. *	278,502
6,480	OpenTable, Inc. *	267,818
		1,954,205
	PHARMACEUTICALS - 2.4%
6,870	Teva Pharmaceutical Industries Ltd.	376,613

	SEMICONDUCTORS - 10.8%
6,800	Broadcom Corp.	234,736
3,724	Cree, Inc. *	247,162
56,860	Entropic Communications, Inc. *	303,632
2,100	Lam Research Corp. *	79,506
8,280	Rovi Corp. *	309,175
20,590	Ultratech, Inc. *	287,025
2,600	Varian Semiconductor Equipment Associates, Inc. *	80,834
4,200	Veeco Instruments, Inc. *	160,314
		1,702,384
	SOFTWARE - 18.6%
7,957	ANSYS, Inc. *	347,960
19,080	BMC Software, Inc. *	706,151
9,411	Informatica Corp. *	242,804
23,290	Interactive Intelligence, Inc. *	417,590
18,650	Microsoft Corp.	481,170
6,410	Oracle Corp.	144,674
7,510	Red Hat, Inc. *	220,118
2,690	Salesforce.com, Inc. *	232,766
1,960	VMware, Inc. - Cl. A *	129,772
		2,923,005
	TELECOMMUNICATIONS - 20.5%
12,414	Acme Packet, Inc. *	363,854
9,670	American Tower Corp. *	391,925
13,530	Aruba Networks, Inc. *	181,302
30,330	Cisco Systems, Inc. *	702,443
8,480	Crown Castle International Corp. *	314,014
8,070	GeoEye, Inc. *	256,384
11,369	LogMeIn, Inc. *	289,455
11,210	Meru Networks, Inc. *	146,851
9,250	SBA Communications Corp. - Cl. A *	305,527
30,610	Tellabs, Inc.	275,490
		3,227,245

	TOTAL COMMON STOCK (Cost - $12,498,549)	14,755,886

	SHORT-TERM INVESTMENTS - 5.8%
905,717	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	905,717
	(Cost - $905,717)

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.1%
645,127	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $645,131 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $645,127)	645,127

	TOTAL INVESTMENTS - 103.7% (Cost - $14,049,393)(a)	$ 16,306,730
	OTHER LIABILITIES LESS ASSETS - (3.7)%	(587,371)
	NET ASSETS - 100.0%	$ 15,719,359

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,472,763
	Unrealized depreciation:	(215,426)
	Net unrealized appreciation:	$ 2,257,337

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 98.1%
	BUILDING MATERIALS - 4.1%
27,092	Louisiana-Pacific Corp. *		$ 230,282

	CHEMICALS - 7.8%
2,480	Air Products & Chemicals, Inc.		171,269
5,509	Dow Chemical Co. (The)		148,247
6,303	LyondellBasell Industries NV *		112,004
			431,520
	COAL - 7.3%
5,863	Consol Energy, Inc.		213,882
5,685	Massey Energy Co.		188,287
			402,169
	ELECTRIC - 3.8%
15,216	Calpine Corp. *		208,459

	ENGINEERING & CONSTRUCTION - 4.6%
6,085	Jacobs Engineering Group, Inc. *		254,110

	IRON/STEEL - 7.5%
3,966	Cliffs Natural Resources, Inc.		221,541
6,670	Novolipetsk Steel OJSC		193,097
			414,638
	MINING - 3.3%
2,638	Freeport-McMoRan Copper & Gold, Inc.		184,792

	OIL & GAS - 28.8%
3,573	Anadarko Petroleum Corp.		186,975
2,424	Apache Corp.		217,045
8,186	BG Group PLC		125,842
3,155	Chevron Corp.		233,060
2,652	Devon Energy Corp.		169,330
4,125	Hess Corp.		219,450
7,853	Pride International, Inc. *		194,519
2,307	Transocean Ltd. *		130,968
6,097	Valero Energy Corp.		113,892
			1,591,081
	OIL & GAS SERVICES - 22.7%
5,172	Baker Hughes, Inc.		197,260
4,870	Cameron International Corp. *		176,294
15,237	Key Energy Services, Inc. *		145,666
17,600	Petroleum Geo-Services ASA *		180,192
1,857	Schlumberger Ltd.		104,270
7,556	Smith International, Inc.		283,803
15,099	Tesco Corp. *		169,562
			1,257,047
	PIPELINES - 4.9%
23,794	El Paso Corp.		269,824

	TRANSPORTATION - 3.3%
4,412	Tidewater, Inc.		184,466

	TOTAL COMMON STOCK (Cost - $4,874,204)		5,428,388

	SHORT-TERM INVESTMENTS - 1.0%
54,848	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010		54,848
	(Cost - $54,848)

	TOTAL INVESTMENTS - 99.1% (Cost - $4,929,052)(a)		$ 5,483,236
	OTHER ASSETS LESS LIABILITIES - 0.9%		49,465
	NET ASSETS - 100.0%		$ 5,532,701

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 735,326
		Unrealized depreciation:	(181,142)
		Net unrealized appreciation:	$ 554,184

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 94.5%
	BANKS - 36.0%
3,652	Bank of America Corp.		$ 57,482
1,094	BB&T Corp.		33,083
11,405	Citigroup, Inc. *		45,164
1,950	Fifth Third Bancorp		25,331
271	Goldman Sachs Group, Inc. (The)		39,094
1,594	JPMorgan Chase & Co.		63,091
2,146	Morgan Stanley		58,178
475	PNC Financial Services Group, Inc.		29,806
2,478	US Bancorp		59,373
2,257	Wells Fargo & Co.		64,753
			475,355
	COMMERCIAL SERVICES - 3.0%
557	Visa, Inc. - Cl. A		40,360

	DIVERSIFIED FINANCIAL SERVICES - 26.7%
509	Affiliated Managers Group, Inc. *		36,470
1,646	American Express Co.		65,626
627	Ameriprise Financial, Inc.		24,948
203	CME Group, Inc. - Cl. A		64,280
3,230	Discover Financial Services		43,443
542	Franklin Resources, Inc.		53,165
804	T Rowe Price Group, Inc.		39,814
1,444	TD Ameritrade Holding Corp. *		25,602
			353,348
	INSURANCE - 23.5%
649	ACE Ltd.		31,905
448	Berkshire Hathaway, Inc. *		31,606
1,954	Lincoln National Corp.		51,703
1,306	MetLife, Inc.		52,880
974	Prudential Financial, Inc.		56,210
785	Travelers Cos, Inc. (The)		38,834
2,057	Unum Group		47,517
			310,655
	REAL ESTATE - 3.0%
2,506	CB Richard Ellis Group, Inc. - Cl. A *		39,670

	REITS - 2.3%
454	Alexandria Real Estate Equities, Inc.		29,773

	TOTAL COMMON STOCK (Cost - $1,203,695)		1,249,161

	SHORT-TERM INVESTMENTS - 5.5%
72,502	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010		72,502
	(Cost - $72,502)

	TOTAL INVESTMENTS - 100.0% (Cost - $1,276,197)(a)		$ 1,321,663
	OTHER ASSETS LESS LIABILITIES - 0.0%		185
	NET ASSETS - 100.0%		$ 1,321,848

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 92,649
		Unrealized depreciation:	(47,183)
		Net unrealized appreciation:	$ 45,466

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 30.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.7%
$ 187,479	5.375%, 8/15/11	$ 193,280
800,000	5.125%, 10/18/16	902,176
		1,095,456
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.4%
500,000	2.250%, 2/24/12	506,170
700,000	4.125%, 4/15/14	757,288
700,000	5.000%, 4/15/15	784,350
		2,047,808
	U.S. TREASURY NOTES - 4.7%
240,000	3.000%, 9/30/16	245,072
315,000	3.625%, 8/15/19	323,896
100,000	3.625%, 2/15/20	102,668
		671,636
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 3.6%
500,000	1.375%, 1/15/20	507,249

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,034,786)	4,322,149

	BONDS & NOTES - 66.0%
	AEROSPACE/DEFENSE - 1.5%
200,000	United Technologies Corp., 7.125%, 11/15/10	205,794

	BANKS - 11.6%
500,000	Bank of America Corp., 5.750%, 12/1/17	506,735
460,000	BB&T Corp., 3.375%, 9/25/13	470,943
390,000	Citigroup,, Inc., 5.100%, 9/29/11	401,283
250,000	Morgan Stanley, 5.625%, 1/9/12	258,683
		1,637,644
	CHEMICALS - 2.4%
300,000	Monsanto Co., 7.375%, 8/15/12	337,536

	COMMERCIAL MBS - 1.5%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	209,646

	DIVERSIFIED FINANCIAL SERVICES - 11.7%
300,000	Boeing Capital Corp., 5.000%, 8/15/10	302,622
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	526,430
628,000	General Electric Capital Corp., 5.500%, 1/8/20	645,151
100,000	John Deere Capital Corp., 4.900%, 9/9/13	109,350
65,000	National Rural Utilities Cooperative Finance Corp., 4.350%, 11/15/11	67,429
		1,650,982
	ELECTRIC - 10.0%
200,000	DPL, Inc., 6.875%, 9/1/11	212,398
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11	536,041
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	215,602
400,000	Southern California Edison Co., 5.750%, 3/15/14	448,176
		1,412,217
	GAS - 0.8%
100,000	Southern California Gas Co., 5.500%, 3/15/14	111,010

	HEALTHCARE-PRODUCTS - 2.3%
300,000	Hospira, Inc., 5.900%, 6/15/14	331,224

	INSURANCE - 7.7%
275,000	PartnerRe Finance, LLC, 5.500%, 6/1/20	259,256
170,000	Protective Life Corp., 7.375%, 10/15/19	181,767
300,000	Prudential Financial, Inc., 6.000%, 12/1/17	322,092
320,000	WR Berkley Corp., 5.600%, 5/15/15	325,555
		1,088,670
	MACHINERY-CONSTRUCTION & MINING - 0.7%
100,000	Caterpillar, Inc., 6.550%, 5/1/11	105,109

	OIL & GAS - 3.8%
300,000	Conoco Funding Co., 6.350%, 10/15/11	320,742
200,000	Devon OEI Operating, Inc., 7.250%, 10/1/11	214,160
		534,902
	OIL & GAS SERVICES - 4.0%
210,000	Smith International, Inc., 9.750%, 3/15/19	289,130
220,000	Weatherford International Ltd., 9.625%, 3/1/19	271,460
		560,590
	PIPELINES - 3.0%
400,000	Consolidated Natural Gas Co., 6.250%, 11/1/11	425,640

	TELECOMMUNICATIONS - 5.0%
587,000	AT&T, Inc., 5.300%, 11/15/10	598,605
100,000	Verizon Communications, Inc., 5.350%, 2/15/11	103,016
		701,621

	TOTAL BONDS & NOTES (Cost - $8,858,104)	9,312,585

	SHORT-TERM INVESTMENTS - 3.1%
435,160	Milestone Treasury Obligations Portfolio, to yield 0.01%, 6/1/2010	435,160
	(Cost - $435,160)

Principal
	COLLATERAL FOR SECURITIES LOANED - 10.1%
1,437,782	Barclays Capital, Repurchase agreement to yield 0.2%, 6/1/10 with a maturity
	value of $1,437,790 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,437,782)	1,437,782

	TOTAL INVESTMENTS - 109.6% (Cost - $14,765,832)(a)	$ 15,507,676
	OTHER LIABILITIES LESS ASSETS - (9.6)%	(1,331,078)
	NET ASSETS - 100.0%	$ 14,176,598

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 761,761
	Unrealized depreciation:	(19,917)
	Net unrealized appreciation:	$ 741,844

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Principal		Value
	MUNICIPAL BONDS - 93.8%
	ALASKA - 5.3%
	Education - 5.3%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 166,686

	CALIFORNIA - 12.7%
	Education - 4.5%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	140,563
	General Obligation - 6.9%
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23	114,981
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	106,558
	Housing - 1.3%
40,000	State Housing Financing Agency Revenue, Series A, Class I, 5.30%, 8/1/18, FHA	40,000
		402,102
	COLORADO - 3.3%
	Public Facilities - 3.3%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA	103,716

	CONNECTICUT - 3.2%
	General Obligation - 3.2%
100,000	Wilton, CT, 2.00%, 2/1/15	100,394

	DISTRICT OF COLUMBIA - 2.9%
	Public Facilities - 2.9%
100,000	Washington D.C. Convention Center Authority, Series A, 4.50%, 10/1/30, AMBAC	92,443

	FLORIDA - 2.7%
	Education - 2.7%
75,000	Florida State Board of Education, 5.00%, 1/1/18	86,082

	IOWA - 3.1%
	Education - 3.1%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	98,748

	KENTUCKY - 4.8%
	Education - 4.8%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	152,724

	MAINE - 4.6%
	Education - 4.6%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	144,641

	MISSOURI - 5.4%
	Education - 5.4%
150,000	Kirksville R-III School District, 5.00%, 3/1/20	170,824

	NEW JERSEY - 3.9%
	Housing - 3.9%
125,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA	123,334

	NEW YORK - 5.1%
	General Obligation - 5.1%
150,000	City of New York, 5.00%, 8/1/23, FSA	159,775

	NORTH CAROLINA - 8.4%
	General Obligation - 3.3%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18	106,021
	Water/Sewer - 5.1%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	160,584
		266,605
	OHIO - 3.2%
	Education - 3.2%
100,000	Marysville Exempt Village School District, 4.375%, 12/1/29, MBIA	100,271

	PENNSYLVANIA - 4.8%
	General Obligation - 4.8%
150,000	Philadelphia, 4.90%, 9/15/20, FSA	151,359

	SOUTH DAKOTA - 3.7%
	General Obligation - 3.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA	116,847

	TEXAS - 8.3%
	General Obligation - 3.4%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.000%, 2/1/16	108,530
	Water/Sewer - 4.9%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	153,539
		262,069
	UTAH - 5.2%
	Education - 5.2%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC	162,927

	WISCONSIN - 3.2%
	Health/Hospital - 3.2%
100,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC	100,056

	TOTAL MUNICIPAL BONDS (Cost - $2,924,067)	2,961,603
Shares
	SHORT-TERM INVESTMENTS - 4.7%
148,936	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/10
	(Cost - $148,936)	148,936

	TOTAL INVESTMENTS - 98.5% (Cost - $3,073,003) (a)	$ 3,110,539

	OTHER ASSETS LESS LIABILITIES - 1.5%	48,078

	TOTAL NET ASSETS - 100.0%	$ 3,158,617

AMBAC	Insured by AMBAC Indemnity Corporation
FHA	Federal Housing Administartion
FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 52,709
	Unrealized depreciation:	(15,173)
	Net unrealized depreciation:	$ 37,536

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AGENCIES - 67.6%
	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 46.7%
3,000,000	To Yield 0.180%, 6/4/10	$ 2,999,955
4,000,000	To Yield 0.180%, 7/16/10	3,999,100
3,500,000	To Yield 0.170%, 7/28/10	3,499,058
		10,498,113

	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 20.9%
1,600,000	To Yield 0.180%, 6/1/10	1,600,000
1,900,000	To Yield 0.180%, 7/2/10	1,899,705
1,200,000	To Yield 0.175%, 7/21/10	1,199,708
		4,699,413

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $15,197,526)	15,197,526

	REPURCHASE AGREEMENT - 32.3%
7,243,000	Bank of America, 0.14%, due 6/1/10 with a full maturity value of $7,243,028
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $7,243,000)	7,243,000

	TOTAL INVESTMENTS - 99.9% (Cost - $22,440,526)	$ 22,440,526

	OTHER ASSETS AND LIABILITIES - 0.1%	31,001

	TOTAL NET ASSETS - 100.0%	$ 22,471,527

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,049,000	-	-	16,049,000
Money Market Funds	59,657	-	-	59,657
Collateral for Securities Loaned	768,617	-	-	768,617
Total	16,877,274	-	-	16,877,274

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	25,746,714	-	-	25,746,714
Money Market Funds	40,470	-	-	40,470
Collateral for Securities Loaned	558,829	-	-	558,829
Total	26,346,013	-	-	26,346,013

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	12,513,811	-	-	12,513,811
Money Market Funds	364,302	-	-	364,302
Collateral for Securities Loaned	7,700	-	-	7,700
Total	12,885,813	-	-	12,885,813

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,369,063	-	-	6,369,063
Money Market Funds	652,721	-	-	652,721
Collateral for Securities Loaned	92,245	-	-	92,245
Total	7,114,029	-	-	7,114,029

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,449,324	-	-	5,449,324
Money Market Funds	13,531	-	-	13,531
Total	5,462,855	-	-	5,462,855

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,210,028	-	-	15,210,028
Money Market Funds	363,085	-	-	363,085
Collateral for Securities Loaned	1,079,724	-	-	1,079,724
Total	16,652,837	-	-	16,652,837

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	14,755,886	-	-	14,755,886
Money Market Funds	905,717	-	-	905,717
Collateral for Securities Loaned	645,127	-	-	645,127
Total	16,306,730	-	-	16,306,730

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,428,388	-	-	5,428,388
Money Market Funds	54,848	-	-	54,848
Total	5,483,236	-	-	5,483,236

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,249,161	-	-	1,249,161
Money Market Funds	72,502	-	-	72,502
Total	1,321,663	-	-	1,321,663

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	13,634,734	-	13,634,734
Money Market Funds	435,160	-	-	435,160
Collateral for Securities Loaned	1,437,782	-	-	1,437,782
Total	1,872,942	13,634,734	-	15,507,676

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	2,961,603	-	2,961,603
Money Market Funds	148,936	-	-	148,936
Total	148,936	2,961,603	-	3,110,539

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	15,197,526	-	15,197,526
Repurchase Agreement	-	7,243,000	-	7,243,000
Total	-	22,440,526	-	22,440,526

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/29/10

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

7/29/10